UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153

13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:  N/A
Phone:  212-754-8100

Signature, Place and Date of Signing:


  /s/ John Kornreich              New York, New York           5/13/03
-----------------------         --------------------          --------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28- 06285                      Sandler Capital Management
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:   $18,930
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                           JOHN KORNREICH
                                                         September 30, 2002
                                                             VALUE     SHARES/  SH/  PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP       x($1000)  PRN AMT  PRN  CALL  DISCRETN  MANAGERS  SOLE    SHARED  NONE
--------------                   --------------  -----       --------  -------  ---  ----  --------  --------  ----    ------  ----
AMC ENTMT INC COM                COMMON STOCK    1669100          347    40000   SH        SOLE           1     40000       0     0
AOL TIME WARNER                  COMMON STOCK    00184A105       1240   114200   SH        SOLE           1    114200       0     0
AT&T CORP                        COMMON STOCK    1957505           83     5137   SH        SOLE           1      5137       0     0
AT&T WIRELESS SERVICES INC       COMMON STOCK    00209A106        451    68266   SH        SOLE           1     68266       0     0
BELO CORPORATION COM STK         COMMON STOCK    80555105        1722    85000   SH        SOLE           1     85000       0     0
CABLEVISION NY GROUP CLASS A     COMMON STOCK    12686C109       1610    84773   SH        SOLE           1     84773       0     0
CHARTER COM INC. CLASS A COM S   COMMON STOCK    16117M107         66    80000   SH        SOLE           1     80000       0     0
CISCO SYS INC COM                COMMON STOCK    17275R102        292    22500   SH        SOLE           1     22500       0     0
COMCAST CORP CL A                COMMON STOCK    20030N101        238     8310   SH        SOLE           1      8310       0     0
COMCAST CORP SPL A COM           COMMON STOCK    20030N200       2419    88000   SH        SOLE           1     88000       0     0
COX COMMUNICATIONS INC           COMMON STOCK    224044107       1089    35000   SH        SOLE           1     35000       0     0
FOX ENTERTAINMENT GROUP INC CL   COMMON STOCK    35138T107       1133    42500   SH        SOLE           1     42500       0     0
GRAY TELEVISION INC COM          COMMON STOCK    389375106        540    60000   SH        SOLE           1     60000       0     0
INSIGHT COMMUNICATIONS INC       COMMON STOCK    45768V108        120    10000   SH        SOLE           1     10000       0     0
LIBERTY MEDIA CORP NEW           COMMON STOCK    530718105       2246   230792   SH        SOLE           1    230792       0     0
LIN TV CORP Cl A                 COMMON STOCK    532774106        410    20000   SH        SOLE           1     20000       0     0
MEDIACOM COMMNCTNS CORP          COMMON STOCK    58446K105        264    30000   SH        SOLE           1     30000       0     0
MEMBERWORKS INC COM              COMMON STOCK    586002107        207    10000   SH        SOLE           1     10000       0     0
MICROSOFT CORP COM               COMMON STOCK    594918104        702    29000   SH        SOLE           1     29000       0     0
PAXSON COMMUNICATIONS CORP       COMMON STOCK    704231109         65    30000   SH        SOLE           1     30000       0     0
PRIMEDIA INC COM STK             COMMON STOCK    74157K101        172    70000   SH        SOLE           1     70000       0     0
REGAL ENTMT GRP                  COMMON STOCK    758766109        449    25000   SH        SOLE           1     25000       0     0
UNITEDGLOBALCOM INC CL-A COM     COMMON STOCK    913247508         61    20000   SH        SOLE           1     20000       0     0
UNIVISION COMMUNICAT IONS INC    COMMON STOCK    914906102        490    20000   SH        SOLE           1     20000       0     0
VIACOM INC CL B COM              COMMON STOCK    925524308       1503    41150   SH        SOLE           1     41150       0     0
VODAFONE GROUP PLC ADR            ADRS STOCKS    92857W100       1011    55500   SH        SOLE           1     55500       0     0

71200.0000 #401423